Other items from operating activities	12 Months Ended
Dec. 31, 2017
Other items from operating activities
Other items from operating activities

6) Other items from operating activities

6.1) Other income and other expense

For the year ended December 31,
(M$)	2017	2016	2015
Gains on disposal of assets	2,784	479	2,658
Foreign exchange gains	785	548	663
Other	242	272	285
Other income	3,811	1,299	3,606
Losses on disposal of assets	(186)	(216)	(199)
Foreign exchange losses	—	—	(102)
Amortization of other intangible assets (excl. mineral interests)	(192)	(344)	(332)
Other	(656)	(467)	(944)
Other expense	(1,034)	(1,027)	(1,577)

Other income

In 2017, gains on disposal of assets are mainly related to the sale of Atotech in the Refining & Chemicals segment and to the sale of assets in Gabon in the Exploration & Production segment.

In 2016, gains on disposal of assets mainly related to sales of assets in United-Kingdom in the Exploration & Production segment.

In 2015, gains on disposal of assets mainly related to sales of assets in Nigeria in the Exploration & Production segment, to sales of interests in Geosel and the Schwedt refinery in the Refining & Chemicals segment, to the sale of the Bostik adhesives activity, also in the Refining & Chemicals segment, and to the sale of 100 % of Totalgaz in the Marketing & Services segment.

Other expense

In 2017, losses on disposals are mainly related to the sale of 15% interests in the Gina Krog field in Norway. The heading “Other” mainly consists of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates for an amount of $172 million and $64 million of restructuring charges in the Exploration & Production, Gas Renewables & Power and Refining & Chemicals segments.

In 2016, the loss on disposals mainly related to the sale of 20% of interests in Kharyaga in Russia. The heading “Other” mainly consisted of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates for an amount of $142 million and $37 million of restructuring charges in the Refining & Chemicals and Marketing & Services segments.

In 2015, the loss on disposals mainly related to the sale of 20% of interests in fields in the United Kingdom. The heading “Other” mainly consisted of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates for an amount of $409 million, $180 million of restructuring charges in the Exploration & Production, Refining & Chemicals and Marketing & Services segments as well as $162 million for expenses relating to a litigation in Qatar.

6.2) Other financial income and expense

As of December 31,
(M$)	2017	2016	2015
Dividend income on non-consolidated subsidiaries	167	170	267
Capitalized financial expenses	460	477	364
Other	330	324	251
Other financial income	957	971	882
Accretion of asset retirement obligations	(544)	(523)	(513)
Other	(98)	(113)	(141)
Other financial expense	(642)	(636)	(654)

6.3) Other non-current assets

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,237	(359)	2,878
Other non-current financial assets related to operational activities	937	—	937
Other	169	—	169
Total	4,343	(359)	3,984

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,334	(286)	3,048
Other non-current financial assets related to operational activities	1,069	—	1,069
Other	26	—	26
Total	4,429	(286)	4,143

As of December 31, 2015		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,687	(280)	3,407
Other non-current financial assets related to operational activities	891	—	891
Other	57	—	57
Total	4,635	(280)	4,355

(a)   Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

For the year ended December 31,				Currency
	Valuation			translation	Valuation
	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2017	(286)	(50)	11	(34)	(359)
2016	(280)	(15)	7	2	(286)
2015	(672)	(62)	393	61	(280)